Expense Example {- Fidelity U.S. Low Volatility Equity Fund} - 04.30 Fidelity U.S. Low Volatility Equity Fund PRO-03 - Fidelity U.S. Low Volatility Equity Fund - Fidelity U.S. Low Volatility Equity Fund
Jun. 29, 2021 USD ($)
Expense Example:
1 year	$ 79
3 years	246
5 years	428
10 years	$ 954